Segment Reporting - Collaboration revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Revenue from external customers	$ 4,348	$ 35,533	$ 10,026
China
Segment reporting
Revenue from external customers	4,348	5,533	4,238
United States
Segment reporting
Revenue from external customers	0	30,000	0
Denmark
Segment reporting
Revenue from external customers	0	0	5,365
Other
Segment reporting
Revenue from external customers	$ 0	$ 0	$ 424